                                           OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                                 Supplement dated May 25, 2007 to the
                                                    Prospectus dated April 30, 2007

This supplement amends the Prospectus dated April 30, 2007 of Oppenheimer Commodity Strategy Total Return Fund (the "Fund").

The Prospectus is changed as follows:

The sub-section captioned "Portfolio Manager" under the section "How the Fund Is Managed" beginning on page
23 is deleted in its entirety and is replaced by the following:

Portfolio Manager.  The Fund's portfolio is managed by Kevin Baum, Robert Baker and Angelo Manioudakis, together with a team of investment professionals including Benjamin J. Gord, Geoffrey Caan, Thomas Swaney and Antulio N. Bomfim who are primarily responsible for the day-to-day management of the Fund's investments.

         Mr. Baum, CFA, has been a portfolio manager of the Fund since 1999, a Vice President of the Fund since 2001 and a Vice
         President of the Manager since 2000.  He is an officer of one portfolio in the OppenheimerFunds complex.

         Mr. Baker, CFA, has been a portfolio manager of the Fund since May 2007 and a Vice President and Senior Portfolio Manager of
         the Manager since May 2007. He was an Assistant Vice President and Senior Research Analyst of the Manager from January 2004 to May 2007 and an Analyst of the Manger from February 2001 to December 2003. Since joining the Manager in 1993, Mr. Baker also held positions with the accounting and technologies groups.

         Mr. Manioudakis has been a portfolio manager and Vice President of the Fund since April 2002, and a Senior Vice President of the Manager and of HarbourView Asset Management Corporation since April 2002. He has been a Senior Vice President of OFI
         Institutional Asset Management, Inc. since June 2002. He is also a portfolio manager and officer of other portfolios in the
         OppenheimerFunds complex. Mr. Manioudakis was Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management from August 1993 through April 2002.

         Mr. Gord has been a portfolio manager and Vice President of the Fund since December 2006 and Vice President of the Manager since April 2002.  He is also a portfolio manager of other portfolios in the OppenheimerFunds complex.  Mr. Gord was an
         Executive Director and a senior fixed income analyst at Miller, Anderson & Sherrerd from April 1992 through March 2002.

         Mr. Caan has been a portfolio manager and Vice President of the Fund since December 2006 and Vice President of the Manager since August 2003. He is also a portfolio manager of other portfolios in the OppenheimerFunds complex. Mr. Caan was a Vice
         President of ABN AMRO N.A., Inc. from June 2002 through August 2003, and a Vice President of Zurich Scudder Investments from
         January 1999 through June 2002.

         Mr. Swaney has been a portfolio manager of the Fund and a Vice President of the Manager since April 2006.  He is also a portfolio manager of other portfolios in the OppenheimerFunds complex.  Mr. Swaney was a senior analyst of the Manager's
         High Grade Investment Team from June 2002 to March 2006.  Prior to joining the Manager in June 2002, Mr. Swaney was a senior fixed income analyst at Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management from May 1998 through May 2002.

         Mr. Bomfim has been a portfolio manager and Vice President of the Fund since December 2006 and Vice President of the Manager since October 2003.  He is also a portfolio manager of other portfolios in the OppenheimerFunds complex.  Mr. Bomfim was a
         Senior Economist at the Board of Governors of the Federal Reserve System from June 1992 to October 2003.

The Statement of Additional Information provides additional information about each Portfolio Manager's compensation, other accounts they manage and their ownership of Fund shares.

May 25, 2007                                                                                    PS0735.030